3 TO 1 FUNDS:

3 to 1 Diversified Equity Fund

Supplement to the Prospectus dated April 30, 2010

Addition of Sub-advisers:

Effective as of February 23, 2011, Envestnet Asset Management, Inc. (the “Manager”), investment adviser to the 3 to 1 Diversified Equity Fund (the “Equity Fund”), has entered into a Sub-Advisory Agreement with each of Loomis, Sayles & Company, L.P. (“Loomis”) and Victory Capital Management, Inc. (“Victory”), pursuant to which each sub-adviser manages a portion of the Equity Fund’s portfolio.  Each sub-adviser makes investment decisions for the assets it has been allocated.  Subject to oversight by the Board of Trustees, the Manager oversees the sub-advisers’ compliance with the Equity Fund’s investment objective, policies, strategies and restrictions, and monitors each sub-adviser’s adherence to its investment style.

The Manager (not the Equity Fund) pays the sub-advisers.  For the fiscal year ended December 31, 2010, the aggregate fees paid by the Manager to the Equity Fund’s sub-advisers were equal to a weighted average 0.47% of its average daily net assets.  The Manager estimates that aggregate sub-advisory fees will be equal to a weighted average 0.45% of the Equity Fund’s average daily net assets for 2011.

Effective as of February 23, 2011, Loomis, Victory, London Company of Virginia and Pictet Asset Management, Ltd. will serve as sub-advisers to the Equity Fund.  Below is information about each new sub-adviser and its portfolio managers (each a “Portfolio Manager”) who are responsible for the day-to-day management of that portion of the Fund’s portfolio allocated to the sub-adviser.  The Equity Fund’s Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and their ownership of shares of the Equity Fund.

Loomis, Sayles & Company, L.P. – The Manager has entered into a Sub-advisory Agreement with Loomis, Sayles & Company, LP (“Loomis Sayles”) to manage a portion of the Equity Fund’s assets.  Loomis Sayles is located at One Financial Center, Boston, MA 02111, and is a registered investment adviser.  Loomis Sayles manages equity and fixed income strategies for institutional investors and mutual funds.  As of December 31, 2010, Loomis Sayles had approximately $151.6 billion in assets under management.  The individuals below are the co-Portfolio Managers for the segment of the Equity Fund’s assets managed by Loomis Sayles.

Arthur Barry, CFA – Vice President and Portfolio Manager – Mr. Barry has 15 years of investment management experience and joined Loomis, Sayles in 2005.

James Carroll, CFA – Vice President and Portfolio Manager – Mr. Carroll has 34 years of investment management experience and joined Loomis, Sayles in 1996.

Warren N. Koontz, CFA, CIC – Vice President and Portfolio Manager – Mr. Koontz has 25 years of investment experience and joined Loomis, Sayles in 1995.

Victory Capital Management, Inc. – The Manager has entered into a Sub-advisory Agreement with Victory Capital Management, Inc. (“Victory”) to manage a portion of the Equity Fund’s assets.  Victory is located at 127 Public Square, 20th Floor, Cleveland, OH 44114, and is a registered investment adviser.  Victory manages equity strategies for institutional investors and mutual funds.  As of December 31, 2010, Victory had approximately $35.8 billion in assets under management.  The individuals below are the co-Portfolio Managers for the segment of the Equity Fund’s assets managed by Victory.

Erick F. Maronak – Chief Investment Officer (Large Cap Growth), Senior Portfolio Manager and Senior Managing Director – Mr. Maronak joined Victory and/or an affiliate in 1999 following 10 years prior investment experience.  Prior to joining Victory, he was a Portfolio Manager and the Director of Research in the Campbell, Cowperthwait division of U.S. Trust Company.

Jason E. Dahl, CFA – Portfolio Manager/Analyst, Managing Director – Mr. Dahl joined Victory and/or an affiliate in 1999 following 9 years prior investment experience.  Prior to joining Victory, he was a Portfolio Manager/Analyst in the Campbell, Cowperthwait division of U.S. Trust Company.

Scott R. Kefer, CFA – Portfolio Manager/Analyst, Managing Director – Mr. Kefer joined Victory and/or an affiliate in 1999 following 6 years prior investment experience.  Prior to joining Victory, he held a similar position in the Campbell, Cowperthwait division of U.S. Trust Company.

Michael B. Koskuba – Portfolio Manager/Analyst, Managing Director – Mr. Koskuba joined Victory and/or an affiliate in 1999 following 5 years prior investment experience.  Prior to joining Victory, he was a Portfolio Manager/Analyst in the Campbell, Cowperthwait division of U.S. Trust Company.

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A discussion regarding the basis for the Board of Trustees’ approval of the Sub-advisory Agreement with each new sub-adviser above will be included in the Equity Fund’s semi-annual report to shareholders for the period ending June 30, 2011.

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You should read this Supplement in conjunction with the Prospectus, which provides the information a prospective investor should know about the Equity Fund and should be retained for future reference.  A Statement of Additional Information dated April 30, 2010 has been filed with the Securities and Exchange Commission and is incorporated herein by reference.  You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (866) 616-4848.

Supplement dated February 24, 2011

3 TO 1 FUNDS:

3 to 1 Diversified Equity Fund

Supplement to the Statement of Additional Information dated April 30, 2010

Addition of Sub-advisers:

Effective as of February 23,2011, Envestnet Asset Management, Inc. (the “Manager”), investment adviser to the 3 to 1 Diversified Equity Fund (the “Equity Fund”), has entered into a Sub-Advisory Agreement with each of Loomis, Sayles & Company. L.P. (“Loomis”) and Victory Capital Management Inc. (“Victory”), pursuant to which each sub-adviser manages a portion of the Equity Fund’s portfolio.  Each sub-adviser makes investment decisions for the assets it has been allocated.  Subject to oversight by the Board of Trustees, the Manager oversees the sub-advisers’ compliance with the Equity Fund’s investment objective, policies, strategies and restrictions, and monitors each sub-adviser’s adherence to its investment style.

Below is information about each new sub-adviser and its portfolio managers (each a “Portfolio Manager”) who are responsible for the day-to-day management of that portion of the Fund’s portfolio allocated to the sub-adviser.

Loomis, Sayles & Company, L.P. – The Manager has entered into a Sub-advisory Agreement with Loomis, Sayles & Company, LP (“Loomis Sayles”) to manage a portion of the Equity Fund’s assets.  Loomis Sayles is located at One Financial Center, Boston, MA 02111, and is a registered investment adviser.  Loomis Sayles manages equity and fixed income strategies for institutional investors and mutual funds.  Arthur Barry, CFA, James Carroll, CFA, and Warren N. Koontz, CFA are the Portfolio Managers responsible for the day-to-day management of the segment of the Equity Fund’s assets managed by Loomis, Sayles.

Victory Capital Management Inc. – The Manager has entered into a Sub-advisory Agreement with Victory Capital Management Inc. (“Victory”) to manage a portion of the Equity Fund’s assets.  Victory is located at 127 Public Square, 20th Floor, Cleveland, OH 44114, and is a registered investment adviser.  Victory manages equity strategies for institutional investors and mutual funds.  Erick F. Maronak, Jason E. Dahl, CFA, Scott R. Kefer, CFA, and Michael B. Koskuba are the Portfolio Managers responsible for the day-to-day management of the segment of the Equity Fund’s assets managed by Victory.

Management of Other Accounts.  The table below provides information regarding other accounts (in addition to the Equity Fund) managed by each Portfolio Manager.

Portfolio Manager	Total Accounts by Type	Total Assets by Account Type	Number of Accounts by Account Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Arthur Barry (Loomis, Sayles & Company, L.P.) as of September 30, 2010	Investment Companies: 4 Pooled Investment Vehicles: 2 Other Accounts: 133	Investment Companies: $1.3 billion Pooled Investment Vehicles: $133.5 million Other Accounts: $3.1 billion	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A
James Carroll (Loomis, Sayles & Company, L.P.) as of September 30, 2010	Investment Companies: 5 Pooled Investment Vehicles: 2 Other Accounts: 127	Investment Companies: $1.3 billion Pooled Investment Vehicles: $133.5 million Other Accounts: $3.1 billion	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A
Warren N. Koontz (Loomis, Sayles & Company, L.P.) as of September 30, 2010	Investment Companies: 6 Pooled Investment Vehicles: 2 Other Accounts: 121	Investment Companies: $1.7 billion Pooled Investment Vehicles: $133.5 million Other Accounts: $3.1 billion	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A

Erick F. Maronak, Jason E. Dahl, Scott R. Kefer, Michael B. Koskuba (Victory Capital Management Inc.) as of October 31, 2010	Investment Companies: 3 Pooled Investment Vehicles: 0 Other Accounts: 2,778	Investment Companies: $202.2 million Pooled Investment Vehicles: N/A Other Accounts: $895.1 million	Investment Companies: 0 Pooled Investment Vehicles: N/A Other Accounts: 0	Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A

Portfolio Managers’ Compensation.  Each Portfolio Manager is compensated by the sub-adviser with whom the Portfolio Manager is employed as described below.

Arthur Barry, James Carroll, and Warren N. Koontz – Loomis, Sayles & Company, L.P. – Loomis Sayles believes that compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients.  The Portfolio Managers’ compensation is made up primarily of three main components:  base salary, variable compensation and a long-term incentive program.  Base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations.  Variable compensation is an incentive-based component and generally represents a significant multiple of base salary.  Variable compensation is based on four factors:  investment performance, profit growth of the firm, profit growth of the individual’s business unit, and team commitment.  The Portfolio Managers also participate in the Loomis Sayles profit sharing plan.

Erick F. Maronak, Jason E. Dahl, Scott R. Kefer, and Michael B. Koskuba – Victory Capital Management Inc. – Each Portfolio Manager receives a base salary plus an annual incentive bonus for managing the Equity Fund, other investment companies, other pooled investment vehicles and other accounts.  An individual’s base salary is dependent on the individual’s level of experience and expertise.  A Portfolio Manager’s annual incentive bonus is based on the Portfolio Manager’s individual and investment performance results.  Victory establishes a “target” incentive for each Portfolio Manager based on the Portfolio Manager’s level of experience and expertise in his investment style.  This target is set at a percentage of base salary, generally ranging from 40% to 150%.  The Portfolio Managers also participate in Victory’s long-term incentive plan, the results for which are based on Victory’s business results.

Disclosure of Securities Ownership.  As of December 31, 2010, the Portfolio Managers did not own any shares of the Equity Fund.

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You should read this Supplement in conjunction with the Prospectus, which provides the information a prospective investor should know about the Equity Fund and should be retained for future reference.  A Statement of Additional Information dated April 30, 2010 has been filed with the Securities and Exchange Commission and is incorporated herein by reference.  You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (866) 616-4848.

Supplement dated February 24, 2011